STATEMENT OF INVESTMENTS
BNY Mellon Alcentra Global Multi-Strategy Credit Fund

December 31, 2019 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 87.7%
Advertising - .4%
National CineMedia, Sr. Scd. Notes		5.88	4/15/2028	145,000	[b]	154,475
Terrier Media Buyer, Gtd. Notes		8.88	12/15/2027	826,000	[b]	875,560
					1,030,035
Aerospace & Defense - .5%
Bombardier, Sr. Unscd. Notes		7.88	4/15/2027	1,250,000	[b]	1,289,094
Automobiles & Components - 1.0%
Panther BF Aggregator 2, Gtd. Notes		8.50	5/15/2027	1,460,000	[b]	1,553,951
Panther BF Aggregator 2, Sr. Scd. Bonds	EUR	4.38	5/15/2026	400,000		472,126
Tenneco, Gtd. Notes		5.00	7/15/2026	185,000		170,667
Tenneco, Sr. Scd. Bonds	EUR	5.00	7/15/2024	390,000		454,327
					2,651,071
Building Materials - .3%
Cornerstone Building Brands, Gtd. Notes		8.00	4/15/2026	720,000	[b]	752,418
Chemicals - 1.1%
Consolidated Energy Finance, Gtd. Notes		6.50	5/15/2026	595,000	[b]	559,507
Fire, Sr. Scd. Notes, 3 Month EURIBOR +4.75% @ Floor	EUR	4.75	9/30/2024	1,310,000	[c]	1,472,851
Kraton Polymers, Gtd. Notes		7.00	4/15/2025	770,000	[b]	795,264
Venator Finance, Gtd. Notes		5.75	7/15/2025	250,000	[b]	231,250
					3,058,872
Collateralized Loan Obligations Debt - 41.2%
Adagio CLO VIII, Ser. VIII-X, Cl. E, 3 Month EURIBOR +6.03% @ Floor	EUR	6.03	4/15/2032	3,000,000	[c]	3,177,842
Armada Euro CLO III, Ser. 3X, Cl. E, 3 Month EURIBOR +5.60% @ Floor	EUR	5.60	7/15/2031	3,300,000	[c]	3,566,773
Barings CLO, Ser. 2019-4A, CI. E, 3 Month LIBOR +7.39%		9.29	1/15/2033	3,000,000	[b,c]	3,020,007
Barings Euro CLO, Ser. 2018-3A, Cl. E, 3 Month EURIBOR +5.79% @ Floor	EUR	5.79	7/27/2031	2,150,000	[b,c]	2,308,646
Barings Euro CLO, Ser. 2019-1X, Cl. E, 3 Month EURIBOR +6.55% @ Floor	EUR	6.55	10/21/2032	1,500,000	[c]	1,648,786
Battalion CLO, Ser. 2017-11A, CI. E, 3 Month LIBOR +5.98%		7.92	10/24/2029	2,700,000	[b,c]	2,700,227
Blackrock European CLO VIII, Ser. 8X, Cl. E, 3 Month EURIBOR +5.75% @ Floor	EUR	5.75	7/20/2032	2,000,000	[c]	2,180,417

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 87.7% (continued)
Collateralized Loan Obligations Debt - 41.2% (continued)
BlueMountain CLO, Ser. 2016-2A, CI. DR, 3 Month LIBOR +7.79%		9.69	8/20/2032	2,250,000	[b,c]	2,257,731
Cairn CLO VI, Ser. 2016-6A, CL. FR, 3 Month EURIBOR +8.25% @ Floor	EUR	8.25	7/25/2029	2,700,000	[b,c]	2,948,634
Carlyle Euro CLO, Ser.2019-1X, Cl. D, 3 Month EURIBOR +6.12% @ Floor	EUR	6.12	3/15/2032	4,200,000	[c]	4,567,318
Carlyle Global Market Strategies Euro CLO, Ser. 2014-2A, Cl. DRR, 3 Month EURIBOR +5.70% @ Floor	EUR	5.70	11/17/2031	2,034,000	[b,c]	2,171,385
Carlyle Global Market Strategies Euro CLO, Ser. 2015-1X, Cl. E, 3 Month EURIBOR +7.45% @ Floor	EUR	7.45	4/16/2029	1,000,000	[c]	1,089,967
Carlyle Global Market Strategies Euro CLO, Ser. 2016-2X, Cl. DR, 3 Month EURIBOR +6.15% @ Floor	EUR	6.15	1/18/2030	4,800,000	[c]	5,340,631
Contego CLO VII, Ser. 7A, Cl. E, 3 Month EURIBOR +6.18% @ Floor	EUR	6.18	5/14/2032	1,500,000	[b,c]	1,582,647
Contego CLO VII, Ser. 7A, Cl. F, 3 Month EURIBOR +8.76% @ Floor	EUR	8.76	5/14/2032	3,500,000	[b,c]	3,661,011
CVC Cordatus Loan Fund CLO XIV, Ser. 14X, Cl. E, 3 Month EURIBOR +5.90% @ Floor	EUR	5.90	5/22/2032	3,000,000	[c]	3,238,528
Dryden 66 EURO CLO, Ser. 2018-66X, Cl. E, 3 Month EURIBOR +5.41% @ Floor	EUR	5.41	1/18/2032	2,000,000	[c]	2,097,678
Elevation CLO, Ser. 2013-1A, Cl. D1R2, 3 Month LIBOR +7.65%		9.56	8/15/2032	2,500,000	[b,c]	2,469,022
Jamestown CLO, Ser. 2019-14A, CI. D, 3 Month LIBOR +7.04%		8.95	10/20/2032	3,000,000	[b,c]	2,930,697
KKR CLO, Ser. 17, Cl. E, 3 Month LIBOR +6.20%		8.20	4/15/2029	3,000,000	[b,c]	2,891,484
KVK CLO, Ser. 2016-1A, CI. E, 3 Month LIBOR +7.90%		9.90	1/15/2029	4,000,000	[b,c]	3,935,675
Marathon CLO 14, Ser. 2019-2A, Cl. C2, 3 Month LIBOR +5.97%		7.87	1/20/2033	1,000,000	[b,c]	1,002,887
Marble Point CLO XV, Ser. 2019-1A, Cl. E, 3 Month LIBOR +6.83%		8.76	7/23/2032	3,000,000	[b,c]	2,910,105
MidOcean Credit CLO X, Ser. 2019-10A, CI. E, 3 Month LIBOR +7.44%		9.25	10/23/2032	4,000,000	[b,c]	3,701,664
Northwoods Capital 20, Ser. 2019-20A, CI. E, 3 Month LIBOR +7.85%		9.75	1/25/2030	3,000,000	[b,c]	2,960,209
Ocean Trails CLO VI, Ser. 2016-6A, CI. ER, 3 Month LIBOR +7.45%		9.45	7/15/2028	1,500,000	[b,c]	1,480,881
Octagon Investment Partners CLO 20-R, Ser. 2019-4A, Cl. E, 3 Month LIBOR +6.80%		8.70	5/12/2031	4,000,000	[b,c]	3,925,496

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 87.7% (continued)
Collateralized Loan Obligations Debt - 41.2% (continued)
Purple Finance CLO 2, Ser. 2X, Cl. E, 3 Month EURIBOR +6.40% @ Floor	EUR	6.40	4/20/2032	2,600,000	[c]	2,773,616
Purple Finance CLO 2, Ser. 2X, Cl. F, 3 Month EURIBOR +8.84% @ Floor	EUR	8.84	4/20/2032	2,300,000	[c]	2,443,897
RRE 2 Loan Management CLO, Ser. 2X, Cl. E, 3 Month EURIBOR +5.80% @ Floor	EUR	5.80	1/15/2032	2,000,000	[c]	2,176,583
Sound Point CLO XXIII, Ser. 2019-2A, Cl. E, 3 Month LIBOR +6.71%		8.71	4/15/2032	4,750,000	[b,c]	4,576,083
St Pauls CLO II, Ser. 2X, Cl. ERRR, 3 Month EURIBOR +6.82% @ Floor	EUR	6.82	10/15/2030	4,000,000	[c]	4,463,619
St Paul's CLO X, Ser. 10X, Cl. E, 3 Month EURIBOR +6.25% @ Floor	EUR	6.25	4/22/2032	1,500,000	[c]	1,628,554
THL Credit Wind River CLO, Ser. 2019-3A, Cl. E, 3 Month LIBOR +6.55%		8.55	4/15/2031	3,000,000	[b,c]	2,848,917
Toro European CLO, Ser. 6X, Cl. E, 3 Month EURIBOR +6.49% @ Floor	EUR	6.49	1/12/2032	1,385,000	[c]	1,503,984
Toro European CLO, Ser. 6X, Cl. F, 3 Month EURIBOR +8.49% @ Floor	EUR	8.49	1/12/2032	2,745,000	[c]	2,832,738
Toro European CLO 3, Ser. 3X, Cl. E, 3 Month EURIBOR +5.60% @ Floor	EUR	5.60	4/15/2030	3,000,000	[c]	3,211,432
Voya Euro CLO II, Ser. 2A, Cl. E, 3 Month EURIBOR +5.90% @ Floor	EUR	5.90	7/15/2032	3,200,000	[b,c]	3,446,680
Wellfleet CLO X, Ser. 2019-XA, CI. D, 3 Month LIBOR +7.03%		9.00	4/20/2032	4,000,000	[b,c]	3,856,608
					111,529,059
Collateralized Loan Obligations Equity - 8.1%
Armada Euro CLO II, Ser. 2X, Cl. SUB	EUR	9.01	11/15/2031	2,670,000	[d]	2,303,974
Blackrock European CLO, Ser. 4A, CI. SUB	EUR	0.00	7/15/2030	5,822,000	[b,d]	4,955,333
Blackrock European CLO VIII, Ser. 8X, Cl. SUB	EUR	8.12	7/20/2032	1,425,000	[d]	1,392,763
BlueMountain Fuji CLO, Ser. 3A, CI. SUB	EUR	0.00	1/15/2031	3,000,000	[b,d]	2,399,501
Harvest CLO XV, Ser.15X, Cl. SUB	EUR	7.95	11/22/2030	2,000,000	[d]	1,618,137
Harvest CLO XX, Ser. 20A, Cl. SUB	EUR	8.55	10/20/2031	2,100,000	[b,d]	1,642,852
KVK CLO, Ser. 2016-1A, CI. SUB		0.00	1/15/2029	10,000,000	[b,d]	4,074,840
Madison Park Funding X CLO, Ser. 2012-10A, Cl. SUB		12.17	1/20/2029	5,000,000	[b,d]	2,631,195
Providus CLO, Ser. 2A, Cl. SUB	EUR	0.00	7/15/2031	1,000,000	[b,d]	806,018
					21,824,613
Commercial & Professional Services - 3.8%
ASGN, Gtd. Notes		4.63	5/15/2028	155,000	[b]	159,608

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 87.7% (continued)
Commercial & Professional Services - 3.8% (continued)
Kapla Holding, Sr. Scd. Bonds	EUR	3.38	12/15/2026	325,000		372,805
La Financiere Atalian, Gtd. Bonds	EUR	5.13	5/15/2025	2,900,000		2,642,192
La Financiere Atalian, Gtd. Notes	GBP	6.63	5/15/2025	4,000,000		4,189,710
Loxam, Sr. Sub. Notes	EUR	4.50	4/15/2027	310,000		349,466
MPH Acquisition Holdings, Gtd. Notes		7.13	6/1/2024	850,000	[b]	824,491
Verscend Escrow, Sr. Unscd. Notes		9.75	8/15/2026	1,230,000	[b]	1,348,418
Weight Watchers International, Gtd. Notes		8.63	12/1/2025	315,000	[b]	335,014
					10,221,704
Consumer Discretionary - 3.2%
AMC Entertainment Holdings, Gtd. Bonds	GBP	6.38	11/15/2024	1,600,000		2,092,563
Core & Main Holdings, Sr. Unscd. Notes		8.63	9/15/2024	795,000	[b]	829,117
CPUK Finance, Scd. Notes	GBP	4.88	8/28/2025	1,550,000		2,130,142
Lhmc Finco 2, Sr. Scd. Bonds	EUR	7.25	10/2/2025	395,000		461,348
Scientific Games International, Gtd. Notes	EUR	5.50	2/15/2026	480,000		562,470
Scientific Games International, Gtd. Notes		7.00	5/15/2028	235,000	[b]	251,885
Scientific Games International, Gtd. Notes		7.25	11/15/2029	171,000	[b]	186,279
Scientific Games International, Gtd. Notes		8.25	3/15/2026	985,000	[b]	1,087,808
Stars Group Holdings, Gtd. Notes		7.00	7/15/2026	840,000	[b]	911,904
Station Casinos, Gtd. Notes		5.00	10/1/2025	200,000	[b]	204,000
					8,717,516
Diversified Financials - 2.9%
Cabot Financial Luxembourg, Sr. Scd. Notes	GBP	7.50	10/1/2023	1,280,000		1,766,656
FS Energy & Power Fund, Sr. Scd. Notes		7.50	8/15/2023	1,050,000	[b]	1,078,439
Garfunkelux Holdco 3, Sr. Scd. Notes	GBP	8.50	11/1/2022	1,400,000		1,839,187
Global Aircraft Leasing, Sr. Unscd. Notes		6.50	9/15/2024	505,000	[b]	528,205
Jerrold Finco, Sr. Scd. Bonds	GBP	6.13	1/15/2024	1,180,000		1,620,665
Nationstar Mortgage Holdings, Gtd. Notes		8.13	7/15/2023	1,020,000	[b]	1,081,817
					7,914,969
Energy - 4.1%
Antero Midstream Partners, Gtd. Notes		5.75	1/15/2028	870,000	[b]	759,097
Blue Racer Midstream, Sr. Unscd. Notes		6.63	7/15/2026	960,000	[b]	871,534

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 87.7% (continued)
Energy - 4.1% (continued)
Centennial Resource Production, Gtd. Notes		6.88	4/1/2027	1,175,000	[b]	1,224,729
CGG, Scd. Bonds		5.89	2/21/2024	2,042,849		2,349,276
Crestwood Midstream Partners, Gtd. Notes		5.75	4/1/2025	315,000		322,872
Endeavor Energy Resources, Sr. Unscd. Notes		5.75	1/30/2028	260,000	[b]	273,806
Enviva Partners, Gtd. Notes		6.50	1/15/2026	385,000	[b]	413,155
Genesis Energy, Gtd. Notes		6.25	5/15/2026	760,000		727,964
Matador Resources, Gtd. Notes		5.88	9/15/2026	820,000		824,120
Oasis Petroleum, Gtd. Notes		6.25	5/1/2026	155,000	[b]	129,041
Precision Drilling, Gtd. Notes		7.13	1/15/2026	390,000	[b]	371,611
Shelf Drilling Holdings, Gtd. Notes		8.25	2/15/2025	1,070,000	[b]	1,021,839
Southwestern Energy, Gtd. Notes		7.50	4/1/2026	560,000		519,414
Summit Midstream Holdings, Gtd. Notes		5.75	4/15/2025	555,000		425,499
USA Compression Partners, Gtd. Notes		6.88	9/1/2027	930,000		970,408
					11,204,365
Environmental Control - .2%
GFL Environmental, Sr. Unscd. Notes		7.00	6/1/2026	50,000	[b]	52,962
GFL Environmental, Sr. Unscd. Notes		8.50	5/1/2027	445,000	[b]	490,323
					543,285
Forest Products & Other - .4%
Mercer International, Sr. Unscd. Notes		5.50	1/15/2026	425,000		433,511
Mercer International, Sr. Unscd. Notes		7.38	1/15/2025	530,000		572,063
					1,005,574
Health Care - 2.7%
Bausch Health, Gtd. Notes		7.25	5/30/2029	1,500,000	[b]	1,716,525
Bausch Health, Sr. Unscd. Notes		5.00	1/30/2028	75,000	[b]	77,167
Bausch Health, Sr. Unscd. Notes		5.25	1/30/2030	75,000	[b]	77,963
Constantin Investissement 3, Scd. Bonds	EUR	5.38	4/15/2025	150,000	[b]	174,420
Eagle Holding II, Unscd. Notes		7.75	5/15/2022	1,320,000	[b]	1,342,651
Nidda BondCo, Sr. Unscd. Bonds	EUR	7.25	9/30/2025	1,110,000		1,341,519
Ortho-Clinical Diagnostics, Sr. Unscd. Notes		6.63	5/15/2022	1,000,000	[b]	996,243
Polaris Intermediate, Sr. Unscd. Notes		8.50	12/1/2022	235,000	[b]	219,430
Select Medical, Gtd. Notes		6.25	8/15/2026	250,000	[b]	271,089
West Street Merger Sub, Sr. Unscd. Notes		6.38	9/1/2025	1,200,000	[b]	1,199,988
					7,416,995

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 87.7% (continued)
Industrial - 1.1%
Brand Industrial Services, Sr. Unscd. Notes		8.50	7/15/2025	910,000	[b]	935,016
Gates Global, Gtd. Notes		6.25	1/15/2026	815,000	[b]	830,522
Titan Acquisition, Sr. Unscd. Notes		7.75	4/15/2026	1,205,000	[b]	1,195,749
					2,961,287
Information Technology - 1.1%
Change Healthcare Holdings, Sr. Unscd. Notes		5.75	3/1/2025	260,000	[b]	267,797
Genesys Telecommunications Laboratories, Gtd. Notes		10.00	11/30/2024	1,230,000	[b]	1,332,502
The Dun & Bradstreet, Sr. Unscd. Notes		10.25	2/15/2027	1,110,000	[b]	1,278,553
					2,878,852
Insurance - 1.5%
AmWINS Group, Gtd. Notes		7.75	7/1/2026	800,000	[b]	886,382
GTCR AP Finance, Sr. Unscd. Notes		8.00	5/15/2027	780,000	[b]	813,421
Hub International, Sr. Unscd. Notes		7.00	5/1/2026	995,000	[b]	1,054,725
USI, Sr. Unscd. Notes		6.88	5/1/2025	1,285,000	[b]	1,316,727
					4,071,255
Materials - 2.8%
ARD Finance, Sr. Scd. Notes	EUR	5.00	6/30/2027	145,000	[b]	164,444
ARD Finance, Sr. Scd. Notes	EUR	5.00	6/30/2027	1,645,000		1,865,586
ARD Finance, Sr. Scd. Notes		6.50	6/30/2027	375,000	[b]	388,425
Ardagh Packaging Finance, Gtd. Notes	GBP	4.75	7/15/2027	655,000		913,813
Flex Acquisition, Sr. Unscd. Notes		6.88	1/15/2025	450,000	[b]	454,496
Flex Acquisition, Sr. Unscd. Notes		7.88	7/15/2026	260,000	[b]	262,554
LABL Escrow Issuer, Sr. Unscd. Notes		10.50	7/15/2027	200,000	[b]	204,905
Mauser Packaging Solutions Holding, Sr. Unscd. Notes		7.25	4/15/2025	1,810,000	[b]	1,791,882
Trivium Packaging Finance, Gtd. Notes		8.50	8/15/2027	1,340,000	[b]	1,493,229
					7,539,334
Media - 3.5%
Altice Financing, Sr. Scd. Bonds		7.50	5/15/2026	650,000	[b]	699,952
Altice Finco, Scd. Notes		7.63	2/15/2025	670,000	[b]	695,403
Altice Luxembourg, Gtd. Notes		7.63	2/15/2025	1,280,000	[b]	1,334,400
Altice Luxembourg, Sr. Scd. Notes	EUR	8.00	5/15/2027	1,600,000		2,016,817
Diamond Sports Group, Gtd. Notes		6.63	8/15/2027	1,280,000	[b]	1,247,168
DISH DBS, Gtd. Notes		5.88	11/15/2024	245,000		250,870
Entercom Media, Scd. Notes		6.50	5/1/2027	680,000	[b]	729,536
Radiate Holdco, Sr. Unscd. Notes		6.63	2/15/2025	1,150,000	[b]	1,164,852
Sinclair Television Group, Gtd. Notes		5.13	2/15/2027	280,000	[b]	288,497
TEGNA, Gtd. Notes		5.00	9/15/2029	245,000	[b]	249,594

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 87.7% (continued)
Media - 3.5% (continued)
Virgin Media Secured Finance, Sr. Scd. Bonds	GBP	5.00	4/15/2027	620,000		871,978
					9,549,067
Metals & Mining - .5%
First Quantum Minerals, Gtd. Notes		7.25	4/1/2023	415,000	[b]	430,506
Hudbay Minerals, Gtd. Notes		7.63	1/15/2025	885,000	[b]	935,963
					1,366,469
Retailing - 2.6%
LSF10 Wolverine Investments, Sr. Scd. Bonds	EUR	5.00	3/15/2024	1,280,000		1,474,210
Shop Direct Funding, Sr. Scd. Notes	GBP	7.75	11/15/2022	4,000,000		5,067,920
Staples, Sr. Scd. Notes		7.50	4/15/2026	385,000	[b]	400,159
					6,942,289
Technology Hardware & Equipment - .6%
Banff Merger Sub, Sr. Unscd. Notes		9.75	9/1/2026	235,000	[b]	238,531
Everi Payments, Gtd. Notes		7.50	12/15/2025	1,089,000	[b]	1,171,127
Tempo Acquisition, Sr. Unscd. Notes		6.75	6/1/2025	150,000	[b]	155,249
					1,564,907
Telecommunication Services - 3.4%
Altice France, Sr. Scd. Notes	EUR	3.38	1/15/2028	515,000		596,835
CenturyLink, Sr. Unscd. Debs., Ser. G		6.88	1/15/2028	1,050,000		1,160,615
CenturyLink, Sr. Unscd. Notes		5.13	12/15/2026	165,000	[b]	168,321
Cincinnati Bell, Gtd. Notes		7.00	7/15/2024	200,000	[b]	210,248
CommScope, Gtd. Notes		8.25	3/1/2027	1,345,000	[b]	1,418,101
Connect Finco, Sr. Scd. Notes		6.75	10/1/2026	985,000	[b]	1,050,256
eircom Finance, Sr. Scd. Bonds	EUR	2.63	2/15/2027	345,000		391,617
Intelsat Connect Finance, Gtd. Notes		9.50	2/15/2023	300,000	[b]	210,660
Intelsat Jackson Holdings, Gtd. Notes		8.50	10/15/2024	540,000	[b]	492,974
Intelsat Jackson Holdings, Gtd. Notes		9.75	7/15/2025	845,000	[b]	783,387
Intrado, Gtd. Notes		8.50	10/15/2025	700,000	[b]	561,750
Matterhorn Telecom, Sr. Scd. Notes	EUR	4.00	11/15/2027	280,000		335,791
Plantronics, Gtd. Notes		5.50	5/31/2023	480,000	[b]	470,395
Sprint, Gtd. Notes		7.13	6/15/2024	220,000		237,784
Sprint, Gtd. Notes		7.63	2/15/2025	550,000		604,917
Sprint Capital, Gtd. Notes		8.75	3/15/2032	485,000		589,566
					9,283,217
Utilities - .7%
Viridian Group FinanceCo, Sr. Scd. Notes	GBP	4.75	9/15/2024	1,430,000		1,929,381
Total Bonds and Notes (cost $229,706,879)				237,245,628

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Floating Rate Loan Interests - 43.7%
Advertising - .6%
ABG Intermediate Holdings 2, First Lien Initial Term Loan, 1 Month LIBOR +3.50%		5.30	9/29/2024	750,000	[c]	753,435
Clear Channel Outdoor Holdings, Term B Loan, 1 Month LIBOR +3.50%		5.30	8/21/2026	748,125	[c]	753,534
Terrier Media Buyer, Term Loan, 3 Month LIBOR +4.25%		6.15	12/17/2026	133,180	[c]	134,679
					1,641,648
Automobiles & Components - .2%
Panther BF Aggregator 2, First Lien Initial Dollar Term Loan, 1 Month LIBOR +3.50%		5.30	4/30/2026	309,225	[c]	310,869
UOS, Initial Term Loan, 1 Month LIBOR + 5.50%		7.30	4/18/2023	197,576	[c]	199,552
					510,421
Building Materials - .9%
Forterra Finance, Replacement Term Loan, 1 Month LIBOR +3.00%		4.80	10/25/2023	462,410	[c]	453,548
LSF10 XL Bidco SCA, Facility B3 Term Loan, 3 Month EURIBOR +4.00% @ Floor	EUR	4.00	10/31/2026	1,000,000	[c]	1,108,879
NCI Building Systems, Initial Term Loan, 1 Month LIBOR +3.75%		5.49	4/12/2025	491,858	[c]	492,315
Tamko Building Products, Initial Term Loan, 1-3 Month LIBOR +3.25%		5.10	5/31/2026	498,750	[c]	503,738
					2,558,480
Chemicals - 1.5%
ColourOZ Investment 1, Term Loan, 3 Month EURIBOR +8.25% @ Floor	EUR	7.25	9/7/2022	117,760	[c]	94,775
ColourOZ Investment 2, Term Loan, 3 Month LIBOR +3.00%		4.90	9/7/2021	282,232	[c]	247,154
ColourOZ Investment 2, Term Loan, 3 Month LIBOR +3.00%		4.90	9/7/2021	1,707,270	[c]	1,495,082
ColourOZ Investment 2, Term Loan, 3 Month LIBOR +7.25%		9.14	9/7/2022	2,004,737	[c]	1,437,396
Flint Group, Term Loan B8, 3 Month LIBOR +3.00%		4.89	9/7/2021	496,404	[c]	434,708
Polar US Borrower, Initial Term Loan, 3 Month LIBOR +4.75%		6.78	10/16/2025	432,025	[c]	430,945
					4,140,060
Commercial & Professional Services - 4.1%
AVSC Holding, Initial Term Loan, 1-3 Month LIBOR +3.25%		5.13	3/1/2025	746,203	[c]	745,270

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 43.7% (continued)
Commercial & Professional Services - 4.1% (continued)
Axiom Global, Initial Term Loan B, 3 Month LIBOR +4.75%		6.85	10/1/2026	5,000,000	[c,e]	4,925,000
Creative Artists Agency, Incremental Term Loan, 1 Month LIBOR +3.75%		5.55	11/26/2026	232,962	[c]	235,256
MPH Acquisition Holdings, Initial Term Loan, 3 Month LIBOR + 2.75%		4.69	6/7/2023	325,000	[c]	321,227
Nets Holdco 4 ApS, Term Loan, 3 Month EURIBOR +3.25% @ Floor	EUR	3.25	2/6/2025	1,000,000	[c]	1,119,793
Obol France 3, Term Loan B, 3 Month EURIBOR +3.50%	EUR	3.25	4/12/2023	1,000,000	[c]	964,348
Prime Security Services Borrower, 2019 Refinancing Term B-1 Loan, 1 Month LIBOR +3.25%		4.94	9/23/2026	423,937	[c]	425,767
Sabert, Initial Term Loan, 3 Month LIBOR +4.50%		6.25	12/10/2026	365,974	[c]	369,788
Verscend Holding, Term B Loan, 1 Month LIBOR +4.50%		6.30	8/27/2025	497,481	[c]	502,041
Wand NewCo 3, First Lien Initial Term Loan, 1 Month LIBOR +3.50%		5.30	2/5/2026	746,250	[c]	753,481
Weight Watchers International, Initial Term Loan, 3 Month LIBOR +4.75%		6.72	11/29/2024	792,940	[c]	795,913
					11,157,884
Consumer Discretionary - 2.4%
Dealer Tire, Initial Term Loan, 1 Month LIBOR +5.50%		7.30	12/19/2025	746,241	[c]	748,576
Freshworld Holding IV, Facility B Term Loan, 2 Month EURIBOR +4.00% @ Floor	EUR	4.00	10/2/2026	1,000,000	[c]	1,131,515
Stars Group Holdings, Term Loan, 3 Month LIBOR +3.50%		5.44	7/10/2025	722,280	[c]	729,672
Tackle, Incremental Facility Term Loan B, 3 Month EURIBOR +4.00% @ Floor	EUR	4.00	8/14/2024	2,000,000	[c]	2,259,530
UFC Holdings, Term B Loan, 1 Month LIBOR +3.25%		5.05	4/29/2026	785,935	[c]	792,211
Varsity Brands Holding, First Lien Initial Term Loan, 1 Month LIBOR +3.50%		5.30	12/15/2024	746,197	[c]	735,377
					6,396,881
Consumer Staples - .2%
Kik Custom Products, Term B-3 Loan, 3 Month LIBOR +4.00%		5.79	5/15/2023	500,000	[c]	492,250

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 43.7% (continued)
Diversified Financials - .3%
VFH Parent, Initial Term Loan, 3 Month LIBOR +3.50%		5.41	3/1/2026	731,013	[c]	734,759
Electronic Components - .8%
Idemia Identity & Securities, Facility B Term Loan, 3 Month EURIBOR +3.75% @ Floor	EUR	3.75	1/10/2024	2,000,000	[c]	2,218,476
Energy - 1.7%
Brazos Delaware II, Initial Term Loan, 1 Month LIBOR +4.00%		5.79	5/29/2025	746,212	[c]	641,742
GIP III Stetson I, Initial Term Loan, 3 Month LIBOR +4.25%		5.99	7/18/2025	405,850	[c]	383,275
Granite Acquisition, First Lien Term B Loan, 3 Month LIBOR +3.50%		5.90	12/17/2021	747,125	[c]	751,394
Lower Cadence Holdings, Initial Term Loan, 1 Month LIBOR +4.00%		5.92	5/22/2026	498,747	[c]	494,697
Lucid Energy Group II, Initial Term Loan, 1 Month LIBOR +3.00%		4.80	2/18/2025	497,468	[c]	462,646
Natgasoline, Initial Term Loan, 6 Month LIBOR +3.50%		5.44	11/14/2025	497,487	[c]	500,597
Prairie Eci Acquiror, Initial Term Loan, 3 Month LIBOR +4.75%		6.69	3/11/2026	500,000	[c]	497,500
Traverse Midstream Partners, Term Loan, 1 Month LIBOR +4.00%		5.80	9/27/2024	83,694	[c]	75,994
WaterBridge Midstream Operating, Initial Term Loan, 6 Month LIBOR +5.75%		7.83	6/21/2026	748,125	[c]	737,838
					4,545,683
Food Products - .5%
Atkins Nutritionals Holdings, Initial Term Loan, 3 Month LIBOR +3.75%		5.73	7/7/2024	207,878	[c]	210,217
Labeyrie Fine Foods, Facility B Term Loan, 3 Month EURIBOR +4.25% @ Floor	EUR	4.25	5/23/2023	1,000,000	[c]	1,128,711
					1,338,928
Food Service - .8%
Telfer Investments, Term Loan B1, 3 Month EURIBOR +4.75% @ Floor	EUR	4.75	7/1/2026	2,000,000	[c]	2,258,543
Health Care - 4.3%
Air Medical Group Holdings, 2018 Term Loan, 1 Month LIBOR +3.25%		5.04	4/28/2022	497,462	[c]	488,833
Air Methods, Initial Term Loan, 3 Month LIBOR +3.50%		5.44	4/21/2024	309,207	[c]	271,781
Albany Molecular Research, First Lien Initial Term Loan, 1 Month LIBOR +3.25%		5.05	8/31/2024	483,763	[c]	482,556

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 43.7% (continued)
Health Care - 4.3% (continued)
Alphabet Holding, First Lien Initial Term Loan, 1 Month LIBOR +3.50%		5.30	9/28/2024	746,183	[c]	723,130
Auris Luxembourg III, Facility B2 Term Loan, 3 Month LIBOR +3.75%		5.66	2/21/2026	498,744	[c]	502,071
Cidron Atrium, Term Loan B, 3 Month EURIBOR +3.50% @ Floor	EUR	3.50	2/26/2025	2,000,000	[c]	2,173,641
CPI Holdco, First Lien Closing Date Term Loan, 3 Month LIBOR +4.25%		6.19	11/4/2026	184,604	[c]	185,412
Cube Healthcare Europe Bidco, Term Loan B, 3 Month EURIBOR +3.50% @ Floor	EUR	3.50	8/28/2026	1,000,000	[c]	1,121,936
Da Vinci Purchaser, Term Loan, 3 Month LIBOR +4.00%		5.87	12/13/2026	109,863	[c]	110,138
Dental Corp of Canada, Initial Term Loan, 1 Month LIBOR +3.75%		5.55	6/6/2025	746,212	[c]	743,723
Femur Buyer, First Lien Initial Term Loan, 3 Month LIBOR +4.50%		6.44	3/5/2026	349,123	[c]	341,268
Hera, Facility B Term Loan B, 3 Month EURIBOR +3.50% @ Floor	EUR	3.50	9/20/2024	2,000,000	[c]	2,196,423
Immucor, Term Loan B-3, 3 Month LIBOR +5.00%		6.94	6/15/2021	547,321	[c]	546,295
MED ParentCo, First Lien Delayed Draw Term Loan, 1-3 Month LIBOR +3.19%		5.15	8/31/2026	149,778	[c,f]	150,036
MED ParentCo, First Lien Initial Term Loan, 1 Month LIBOR +4.25%		6.05	8/31/2026	598,642	[c]	599,671
Ortho-Clinical Diagnostics, Refinancing Term Loan, 3 Month LIBOR +3.25%		5.31	6/1/2025	323,325	[c]	320,294
Surgery Center Holdings, Initial Term Loan, 1 Month LIBOR +3.25%		5.05	8/31/2024	746,183	[c]	744,474
					11,701,682
Industrial - 3.4%
1199169 BC, Initial Term B-2 Loan, 3 Month LIBOR +4.00%		5.94	4/4/2026	279,021	[c]	281,309
Brand Industrial Service, Initial Term Loan, 3 Month LIBOR +4.25%		6.22	6/21/2024	497,449	[c]	496,827
Dynasty Acquisition Company I, Initial Term B-1 Loan, 3 Month LIBOR +4.00%		5.94	4/8/2026	518,979	[c]	523,235
Qualtek USA, Tranche B Term Loan, 3 Month LIBOR +6.25%		8.18	7/18/2025	4,995,621	[c]	4,883,219

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 43.7% (continued)
Industrial - 3.4% (continued)
Titan Acquisition, Initial Term Loan, 1 Month LIBOR +3.00%		4.94	3/28/2025	746,202	[c]	735,674
Travelport Finance, First Lien Initial Term Loan, 3 Month LIBOR +5.00%		6.94	5/30/2026	653,362	[c]	612,854
USIC Holdings, Term B Loan, 1 Month LIBOR +3.25%		5.05	12/9/2023	309,229	[c,f]	308,651
VAC Germany Holding, Term B Loan, 3 Month LIBOR +4.00%		5.89	3/8/2025	269,315	[c]	230,264
Vm Consolidated, First Lien Initial Term Loan, 1 Month LIBOR +3.75%		5.55	2/28/2025	746,203	[c]	752,112
Yak Access, First Lien Initial Term Loan, 1 Month LIBOR +5.00%		6.80	7/11/2025	490,446	[c]	474,967
					9,299,112
Information Technology - 4.7%
AI Avocado Holding, Facility B3 Term Loan, 1 Month EURIBOR +4.50% @ Floor	EUR	4.50	9/30/2023	1,000,000	[c]	1,113,136
Avaloq Group, Term Loan B, 3 Month EURIBOR +4.25% @ Floor	EUR	4.25	6/15/2024	1,000,000	[c]	1,123,450
Boxer Parent, Initial Dollar Term Loan, 1 Month LIBOR +4.25%		6.05	10/2/2025	746,231	[c]	739,534
Dcert Buyer, First Lien Initial Term Loan, 1 Month LIBOR +4.00%		5.80	10/16/2026	750,000	[c]	753,750
Dun & Bradstreet, Initial Term Loan, 1 Month LIBOR +5.00%		6.79	2/8/2026	500,000	[c]	505,000
Evergreen Skills Lux, Term Loan, 3 Month LIBOR +4.75% @ Floor		4.75	4/28/2021	6,000,000	[c]	4,657,500
Finastra USA, First Lien Dollar Term Loan, 3 Month LIBOR +3.50%		5.70	6/13/2024	997,315	[c]	992,468
Hyland Software, 2018 Refinancing Term Loan, 1 Month LIBOR +3.50%		5.90	7/1/2024	746,222	[c]	751,527
Mitchell International, First Lien Initial Term Loan, 1 Month LIBOR +3.25%		5.05	12/1/2024	269,315	[c]	267,675
Quest Software US Holdings, First Lien Initial Term Loan, 3 Month LIBOR +4.25%		6.18	5/18/2025	748,111	[c]	743,439
Rackspace Hosting, First Lien Term B Loan, 3 Month LIBOR +3.00%		4.90	11/3/2023	219,437	[c]	213,754
Ultimate Software Group, First Lien Initial Term Loan, 1 Month LIBOR +3.75%		5.55	5/3/2026	748,125	[c]	754,088
					12,615,321

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 43.7% (continued)
Insurance - 3.6%
Alliant Holdings Intermediate, 2018 Initial Term Loan, 1 Month LIBOR +3.00%		4.80	5/10/2025	746,212	[c]	747,731
Asurion, Second Lien Replacement B-2 Term Loan, 1 Month LIBOR +6.50%		8.30	8/4/2025	1,250,000	[c]	1,268,281
HUB International, 2019 Incremental Term Loan, 3 Month LIBOR +4.00%		5.90	4/25/2025	569,534	[c]	576,015
Mayfield Agency Borrower, First Lien Term B Loan, 1 Month LIBOR +4.50%		6.30	2/28/2025	746,213	[c]	699,575
Sedgwick CMS, 2019 New Term Loan, 1 Month LIBOR +4.00%		5.80	9/4/2026	995,000	[c]	1,005,368
Selectquote Term Loan, Initial Term Loan, 1 Month LIBOR +6.00%		7.70	11/5/2024	5,000,000	[c,e]	4,975,000
USI, 2019 New Term Loan, 3 Month LIBOR +4.00%		5.94	12/2/2026	486,415	[c]	490,267
					9,762,237
Internet Software & Services - 2.2%
Infinitas Learning, Facility B3 Term Loan, 3 Month EURIBOR +4.25%	EUR	4.25	5/3/2024	2,000,000	[c]	2,230,500
ION Trading Finance, Initial Euro Term Loan, 3 Month EURIBOR +3.25%	EUR	4.25	11/21/2024	1,992,303	[c]	2,145,733
Web.com Group, First Lien Initial Term Loan, 3 Month LIBOR +3.75%		5.49	10/11/2025	750,000	[c]	750,484
WeddingWire, First Lien Initial Term Loan, 1 Month LIBOR +4.50%		6.30	12/21/2025	746,231	[c]	750,895
					5,877,612
Materials - 2.4%
Ball Metalpack Finco, First Lien Initial Term Loan, 3 Month LIBOR +4.50%		6.41	7/31/2025	696,465	[c]	618,112
Berlin Packaging, First Lien Initial Term Loan, 3 Month LIBOR +3.00%		4.90	11/7/2025	277,402	[c]	276,113
Canister International, Initial Term Loan, 3 Month LIBOR +4.75%		6.51	12/20/2026	160,595	[c]	161,297
Charter NEX US, Incremental Term Loan, 1 Month LIBOR +3.50%		5.30	5/16/2024	746,250	[c]	752,313
Flex Acquisition, Incremental B-2018 Term Loan, 3 Month LIBOR +3.25%		5.19	6/29/2025	500,000	[c]	497,500
LABL, Initial Euro Term Loan B, 1 Month EURIBOR +5.00% @ Floor	EUR	5.00	7/2/2026	2,000,000	[c]	2,258,835

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 43.7% (continued)
Materials - 2.4% (continued)
Plaze, Initial Term Loan, 1 Month LIBOR +3.50%		5.19	8/3/2026	750,000	[c]	751,406
Tecomet, 2017 First Lien Term Loan, 3 Month LIBOR +3.25%		4.99	5/1/2024	496,813	[c]	498,572
TricorBraun, First Lien Closing Date Term Loan, 3 Month LIBOR +3.75%		6.29	11/30/2023	746,156	[c]	740,747
					6,554,895
Media - 3.0%
Gamma Infrastructure, Facility B Term Loan, 6 Month EURIBOR +3.50% @ Floor	EUR	3.50	1/9/2025	2,000,000	[c]	2,234,987
NEP Europe Finco, Initial Euro Term Loan B, 3 Month EURIBOR +3.50% @ Floor	EUR	3.50	10/20/2025	1,989,950	[c]	2,225,151
NEP Group, First Lien Initial Dollar Term Loan, 1 Month LIBOR +3.25%		5.05	10/20/2025	324,181	[c]	319,319
NEP Group, Second Lien Initial Term Loan, 1 Month LIBOR +7.00%		8.80	10/19/2026	150,000	[c]	136,125
Springer Nature, Term Loan, 1 Month EURIBOR +3.25%	EUR	3.75	8/14/2024	1,989,930	[c]	2,244,939
Univision Communications, 2017 Replacement Term Loan, 1 Month LIBOR +2.75%		4.55	3/15/2024	119,749	[c]	118,511
WideOpenWest Finance, Refinancing Term B Loan, 1 Month LIBOR +3.25%		5.03	8/19/2023	746,183	[c]	743,075
					8,022,107
Real Estate - .3%
DTZ US Borrower, Closing Date Term Loan, 1 Month LIBOR +3.25%		5.05	8/21/2025	746,222	[c]	748,203
Retailing - 1.9%
Bass Pro Group, Initial Term Loan, 1 Month LIBOR +5.00%		6.80	9/25/2024	497,455	[c]	496,938
BBD Bidco, Facility B1 Term Loan B1, 3 Month LIBOR +4.75%	GBP	5.54	11/7/2026	1,000,000	[c]	1,334,746
CD&R Firefly Bidco, Term Loan, 3 Month LIBOR +4.5%	GBP	5.31	6/21/2025	1,000,000	[c]	1,314,076
Peer Holding III, Term Loan B, 3 Month EURIBOR +3.25% @ Floor	EUR	3.25	3/8/2025	1,000,000	[c]	1,119,513
Staples, 2019 Refinancing New Term B-1 Loan, 1 Month LIBOR +5.00%		6.69	4/12/2026	748,120	[c]	736,947
Talbots, First Lien Initial Term Loan, 1 Month LIBOR +7.00%		8.80	11/28/2022	291,903	[c]	286,065
					5,288,285

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 43.7% (continued)
Semiconductors & Semiconductor Equipment - .4%
Natel Engineering, Initial Term Loan, 1 Month LIBOR +5.00%		6.69	4/30/2026	748,120	[c]	720,066
Ultra Clean Holdings, Term B Loan, 1 Month LIBOR +4.50%		6.30	8/27/2025	256,126	[c]	256,607
					976,673
Technology Hardware & Equipment - .9%
Everi Payments, New Term Loan B, 1 Month LIBOR +2.75%		4.55	5/9/2024	715,605	[c]	719,358
McAfee, Term B USD Loan, 1 Month LIBOR +3.75%		5.55	9/29/2024	497,481	[c]	500,279
McAfee, Term Loan, 3 Month LIBOR +8.50%		10.20	9/28/2025	270,000	[c]	272,430
Perforce Software, First Lien Term Loan, 1 Month LIBOR +4.50%		6.30	7/8/2026	299,250	[c]	299,813
VeriFone Systems, First Lien Initial Term Loan, 3 Month LIBOR +4.00%		5.90	8/20/2025	550,000	[c]	544,107
					2,335,987
Telecommunication Services - 1.5%
Altice France, Incremental Term B-13 Loan, 1 Month LIBOR +4.00%		5.74	8/14/2026	1,342,481	[c]	1,347,656
Connect Finco, Initial Term Loan, 1 Month LIBOR +2.50%		3.40	12/12/2026	532,666	[c,f]	536,619
Intelsat Jackson Holdings, Tranche B-3 Term Loan, 6 Month LIBOR +3.75%		5.68	11/27/2023	240,000	[c]	240,835
Iridium Satellite, Initial Term Loan, 1 Month LIBOR +3.75%		5.55	11/4/2026	492,380	[c]	499,306
MTN Infrastructure TopCo, Initial Term Loan, 1 Month LIBOR +3.00%		4.80	11/17/2024	994,937	[c]	996,553
West, Initial Term B Loan, 1 Month LIBOR +4.00%		5.70	10/10/2024	481,936	[c]	409,814
					4,030,783
Transportation - .7%
Silk Bidco, Term Loan B, 3 Month EURIBOR +3.50% @ Floor	EUR	3.50	2/22/2025	1,700,000	[c]	1,906,890
Utilities - .4%
Helix Gen Funding, Term Loan, 1 Month LIBOR +3.75%		5.55	6/3/2024	1,000,000	[c]	988,470
Total Floating Rate Loan Interests (cost $116,856,795)				118,102,270

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - 9.2%
Registered Investment Companies - 9.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $24,884,562)	1.60	24,884,562	[g] 24,884,562
Total Investments (cost $371,448,236)		140.6%	380,232,460
Liabilities, Less Cash and Receivables		(40.6%)	(109,881,953)
Net Assets		100.0%	270,350,507

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, these securities were valued at $136,596,870 or 50.53% of net assets.

c Variable rate security—rate shown is the interest rate in effect at period end.

d Collateralized Loan Obligations equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. The estimated yield and investment cost may ultimately not be realized.

e The fund held Level 3 securities at December 31, 2019, these securities were valued at $9,900,000 or 3.66% of net assets.

f Investment, or portion of investment, represents an unfunded floating note loan interest outstanding.

g Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Alcentra Global Multi-Strategy Credit Fund

December 31, 2019 (Unaudited)

The following is a summary of the inputs used as of December 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Collateralized Loan Obligations	-	133,353,672	-	133,353,672
Corporate Bonds	-	103,891,956	-	103,891,956
Floating Rate Loan Interests	-	108,202,270	9,000,000	118,102,270
Investment Companies	24,884,562	-	-	24,884,562
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	994	-	994
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(2,040,201)	-	(2,040,201)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Alcentra Global Multi-Strategy Credit Fund

December 31, 2019 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Goldman Sachs
United States Dollar	11,232,694	British Pound	8,710,000	1/13/2020	(308,904)
United States Dollar	106,477,717	Euro	96,060,000	1/13/2020	(1,359,914)
British Pound	53,726	United States Dollar	70,235	1/31/2020	994
United States Dollar	16,018,050	British Pound	12,260,000	1/31/2020	(236,013)
United States Dollar	12,485,578	Euro	11,230,000	1/31/2020	(135,370)
Gross Unrealized Appreciation					994
Gross Unrealized Depreciation					(2,040,201)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing

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services (each, a “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on

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the loans adjust periodically by reference to a base lending rate, such as the London Interbank Offered Rate (“LIBOR”) plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at December 31, 2019 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At December 31, 2019, accumulated net unrealized appreciation on investments was $8,784,224, consisting of $9,850,508 gross unrealized appreciation and $1,066,284 gross unrealized depreciation.

At December 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.